UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-4182

Name of Fund:  Merrill Lynch International Value Fund of Mercury Funds II

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch International Value Fund of Mercury Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Merrill Lynch International Value Fund


Schedule of Investments as of March 31, 2006                                                                    (in U.S. dollars)
                                                      Shares
Country             Industry                            Held   Common Stocks                                            Value
Australia - 3.0%    Commercial Banks - 0.9%          792,307   Australia & New Zealand Banking Group Ltd.        $     14,971,254

                    Food Products - 0.5%           4,934,000   Goodman Fielder Ltd. (c)                                 7,669,631

                    Metals & Mining - 0.3%           989,945   Iluka Resources Ltd.                                     5,534,086

                    Oil, Gas & Consumable            898,000   Santos Ltd.                                              7,286,809
                    Fuels - 0.5%

                    Real Estate - 0.8%             5,740,000   Multiplex Group                                         12,565,190

                                                               Total Common Stocks in Australia                        48,026,970


Belgium - 0.7%      Leisure Equipment &              553,756   AGFA-Gevaert NV                                         10,534,458
                    Products - 0.7%

                                                               Total Common Stocks in Belgium                          10,534,458


Finland - 2.1%      Electric Utilities - 2.1%      1,353,216   Fortum Oyj                                              34,094,873

                                                               Total Common Stocks in Finland                          34,094,873

France - 11.7%      Automobiles - 2.7%               310,614   Peugeot SA                                              19,546,347
                                                     222,159   Renault SA                                              23,591,321
                                                                                                                 ----------------
                                                                                                                       43,137,668

                    Commercial Banks - 4.2%          308,002   BNP Paribas                                             28,569,781
                                                      30,800   BNP Paribas New Shares (c)                               2,760,050
                                                     936,091   Credit Agricole SA                                      36,374,715
                                                                                                                 ----------------
                                                                                                                       67,704,546

                    Construction &                   187,286   Vinci SA                                                18,437,587
                    Engineering - 1.2%

                    Food & Staples                   375,129   Carrefour SA                                            19,929,040
                    Retailing - 1.2%

                    Oil, Gas & Consumable            148,377   Total SA                                                39,090,051
                    Fuels - 2.4%

                                                               Total Common Stocks in France                          188,298,892


Germany - 11.4%     Air Freight &                  1,135,284   Deutsche Post AG                                        28,425,377
                    Logistics - 1.8%

                    Commercial Banks - 1.1%          233,725   Deutsche Postbank AG                                    16,936,676

                    Construction &                   310,992   Hochtief AG                                             17,567,958
                    Engineering - 1.1%

                    Diversified                    1,048,727   Deutsche Telekom AG                                     17,666,190
                    Telecommunication
                    Services - 1.1%

                    Electric Utilities - 0.0%          8,021   E.ON AG                                                    881,462

                    Industrial                       391,787   Siemens AG                                              36,526,455
                    Conglomerates - 2.3%

                    Insurance - 0.9%                  90,292   Allianz AG Registered Shares                            15,054,858

                    Metals & Mining - 1.6%           876,515   ThyssenKrupp AG                                         25,276,947

                    Multi-Utilities - 1.5%           278,804   RWE AG                                                  24,231,797

                                                               Total Common Stocks in Germany                         182,567,720


Hungary - 1.2%      Oil, Gas & Consumable            188,346   Mol Magyar Olaj- es Gazipari Rt.                        19,302,003
                    Fuels - 1.2%

                                                               Total Common Stocks in Hungary                          19,302,003


Ireland - 1.5%      Commercial Banks - 1.5%        1,013,707   Allied Irish Banks Plc                                  24,166,842

                                                               Total Common Stocks in Ireland                          24,166,842


Italy - 7.8%        Commercial Banks - 3.0%        2,131,301   Capitalia SpA                                           17,693,352
                                                   4,213,464   UniCredito Italiano SpA                                 30,450,912
                                                                                                                 ----------------
                                                                                                                       48,144,264

                    Electric Utilities - 1.4%      2,606,571   Enel SpA                                                22,017,409

                    Insurance - 1.3%                 540,488   Assicurazioni Generali SpA                              20,328,638

                    Oil, Gas & Consumable          1,217,047   ENI SpA                                                 34,581,726
                    Fuels - 2.1%

                                                               Total Common Stocks in Italy                           125,072,037


Japan - 20.9%       Automobiles - 4.9%               377,800   Honda Motor Co., Ltd.                                   23,342,334
                                                   2,071,000   Nissan Motor Co., Ltd.                                  24,538,164
                                                     572,000   Toyota Motor Corp.                                      31,171,794
                                                                                                                 ----------------
                                                                                                                       79,052,292

                    Beverages - 1.6%               1,807,000   Asahi Breweries Ltd.                                    25,575,812

                    Capital Markets - 1.5%         1,477,000   Mitsubishi UFJ Securities Co. (c)                       23,659,039

                    Commercial Banks - 3.5%            1,650   Mitsubishi UFJ Financial Group, Inc.                    25,171,625
                                                       2,800   Sumitomo Mitsui Financial Group, Inc.                   30,850,072
                                                                                                                 ----------------
                                                                                                                       56,021,697

                    Consumer Finance - 0.9%          236,700   Takefuji Corp.                                          14,865,217

                    Household Durables - 1.1%      1,172,000   Sekisui House Ltd.                                      17,442,427

                    Insurance - 1.5%               1,677,000   Sompo Japan Insurance, Inc.                             24,261,709

                    Leisure Equipment &              644,800   Namco Bandai Holdings, Inc.                              8,809,370
                    Products - 1.4%                  796,800   Yamaha Corp.                                            14,046,479
                                                                                                                 ----------------
                                                                                                                       22,855,849

                    Metals & Mining - 1.0%         3,685,000   Sumitomo Metal Industries Ltd.                          15,771,888

                    Office Electronics - 1.8%        430,000   Canon, Inc.                                             28,389,694

                    Pharmaceuticals - 1.0%           290,000   Takeda Pharmaceutical Co., Ltd.                         16,492,076

                    Wireless Telecommunication         1,971   KDDI Corp.                                              10,507,323
                    Services - 0.7%

                                                               Total Common Stocks in Japan                           334,895,023


Netherlands - 3.4%  Diversified Financial          1,008,214   ING Groep NV CVA                                        39,775,124
                    Services - 2.5%

                    Food & Staples                   130,328   Koninklijke Ahold NV (a)(c)                              1,016,559
                    Retailing - 0.9%               1,812,196   Koninklijke Ahold NV (c)                                14,232,806
                                                                                                                 ----------------
                                                                                                                       15,249,365

                                                               Total Common Stocks in the Netherlands                  55,024,489


Norway - 1.4%       Oil, Gas & Consumable            780,684   Statoil ASA                                             22,482,500
                    Fuels - 1.4%

                                                               Total Common Stocks in Norway                           22,482,500


Singapore - 1.9%    Commercial Banks - 0.9%        1,418,000   DBS Group Holdings Ltd.                                 14,283,843

                    Industrial                     1,975,000   Keppel Corp. Ltd.                                       16,843,309
                    Conglomerates - 1.0%

                                                               Total Common Stocks in Singapore                        31,127,152


South Korea - 1.7%  Metals & Mining - 1.2%            71,591   POSCO                                                   18,456,796

                    Semiconductors & Semiconductor    16,000   Samsung Electronics Co., Ltd. (Preference Shares)        8,192,250
                    Equipment - 0.5%

                                                               Total Common Stocks in South Korea                      26,649,046


Spain - 2.1%        Commercial Banks - 2.1%        1,580,318   Banco Bilbao Vizcaya Argentaria SA                      32,932,057

                                                               Total Common Stocks in Spain                            32,932,057


Sweden - 1.9%       Diversified Financial          1,653,352   Investor AB                                             30,017,746
                    Services - 1.9%

                                                               Total Common Stocks in Sweden                           30,017,746


Switzerland - 4.7%  Capital Markets - 3.0%           846,843   Credit Suisse Group                                     47,401,435

                    Insurance - 1.7%                  54,613   Swiss Reinsurance Registered Shares                      3,807,050
                                                     102,677   Zurich Financial Services AG                            24,061,546
                                                                                                                 ----------------
                                                                                                                       27,868,596

                                                               Total Common Stocks in Switzerland                      75,270,031


Taiwan - 2.8%       Commercial Banks - 0.5%       14,813,000   SinoPac Financial Holdings Co., Ltd.                     7,508,284

                    Computers &                   13,620,520   Lite-On Technology Corp.                                18,885,912
                    Peripherals - 1.2%

                    Semiconductors &              13,369,000   Vanguard International Semiconductor Corp.               9,762,905
                    Semiconductor
                    Equipment - 0.6%

                    Wireless Telecommunication     8,852,000   Taiwan Cellular Corp.                                    8,428,138
                    Services - 0.5%

                                                               Total Common Stocks in Taiwan                           44,585,239


United Kingdom -    Aerospace & Defense - 1.4%     2,966,421   BAE Systems Plc                                         21,649,234
17.4%
                    Commercial Banks - 5.6%        2,066,771   Barclays Plc                                            24,144,354
                                                   2,017,170   HBOS Plc                                                33,624,165
                                                     983,970   Royal Bank of Scotland Group Plc                        31,967,248
                                                                                                                 ----------------
                                                                                                                       89,735,767

                    Insurance - 3.4%               2,224,675   Aviva Plc                                               30,851,101
                                                   2,066,977   Prudential Plc                                          23,931,644
                                                                                                                 ----------------
                                                                                                                       54,782,745

                    Oil, Gas & Consumable          1,884,204   BP Plc                                                  21,603,047
                    Fuels - 3.1%                     853,674   Royal Dutch Shell Plc Class B                           27,719,375
                                                                                                                 ----------------
                                                                                                                       49,322,422

                    Specialty Retail - 0.9%        2,579,799   Kesa Electricals Plc                                    13,961,307

                    Transportation                 1,603,944   BAA Plc                                                 23,063,720
                    Infrastructure - 1.4%

                    Wireless Telecommunication    12,511,261   Vodafone Group Plc                                      26,150,124
                    Services - 1.6%

                                                               Total Common Stocks in the United Kingdom              278,665,319

                                                               Total Common Stocks
                                                               (Cost - $1,200,702,880) - 97.6%                      1,563,712,397


                                                               Rights
France - 0.0%       Construction &                   187,286   Vinci SA (e)                                               401,162
                    Engineering - 0.0%

                                                               Total Rights (Cost - $0) - 0.0%                            401,162


                                                               Warrants (f)
United Kingdom -    Capital Markets - 0.1%         4,187,290   Deutsche Bank AG (expires 9/15/2006)                     1,706,815
0.1%

                                                               Total Warrants (Cost - $2,527,603) - 0.1%                1,706,815


                                                  Beneficial
                                                    Interest   Other Interests (d)
United Kingdom -    Electric Utilities - 0.0%   $     70,000   British Energy Plc Deferred Shares                               0
0.0%

                                                               Total Other Interests (Cost - $0) - 0.0%                         0


                                                               Short-Term Securities
                                                $ 36,778,302   Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I, 4.56% (b)(g)                       36,778,302


                                                        Face
                                                      Amount
                    Time Deposits               $    910,873   Brown Brothers Harriman & Co., 4.15% due
                                                               4/03/2006                                                  910,873

                                                               Total Short-Term Securities
                                                               (Cost - $37,689,175) - 2.4%                             37,689,175




                                                               Total Investments
                                                               (Cost - $1,240,919,658*) - 100.1%                    1,603,509,549
                                                               Liabilities in Excess of Other Assets - (0.1%)         (1,927,959)
                                                                                                                 ----------------
                                                               Net Assets - 100.0%                               $  1,601,581,590
                                                                                                                 ================


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $       1,244,511,170
                                              =====================
    Gross unrealized appreciation             $         365,967,609
    Gross unrealized depreciation                       (6,969,230)
                                              ---------------------
    Net unrealized appreciation               $         358,998,379
                                              =====================


(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                     $    25,673,906      $   214,546
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                     $  (15,525,000)      $     5,175


(c) Non-income producing security.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e) The rights may be exercised until 4/13/2006.

(f) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g) Variable rate security.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:


                                                                  Unrealized
    Foreign Currency                    Settlement              Appreciation
    Purchased                              Date               (Depreciation)

    AUD     3,421,633                   April 2006              $      9,512
    CHF     4,980,274                   April 2006                  (16,292)
    GBP     8,056,611                   April 2006                  (26,288)
                                                                ------------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $20,260,251)     $   (33,068)
                                                                ============


  o Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

    Foreign Currency                    Settlement                Unrealized
    Sold                                   Date               (Depreciation)

    EUR     7,658,123                   April 2006              $   (27,768)
                                                                ------------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $9,241,769)      $   (27,768)
                                                                ============


  o Currency Abbreviations:
    AUD     Australian Dollar
    CHF     Swiss Franc
    EUR     Euro
    GBP     British Pound
    USD     U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch International Value Fund of Mercury Funds II


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch International Value Fund of Mercury Funds II


Date:  May 22, 2006